Auditor's remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Auditor's remuneration
Fees payable for the audit of NatWest Group's annual accounts	£ 4.7	£ 3.8	£ 3.5
Fees payable for the audit of NatWest Group plc's subsidiaries	30.6	25.7	27.5
Fees payable for audit-related assurance services	4.7	3.2	2.9
Total audit and audit-related assurance services fees	40.0	32.7	33.9
Other assurance services	0.6	1.2	1.3
Corporate finance services	0.4	0.6	0.2
Total other services	1.0	1.8	£ 1.5
Audit fees paid	23.0
Fees for review of interim financial information	1.1	1.1
Fees for reports to the regulatory	3.2	1.4
Fees for non-statutory audit opinions	0.4	0.7
Fees for the auditors as reporting accountants on debt and equity issuances	£ 0.4	£ 0.6